Fair value of assets and liabilities - Summary of valuation adjustment (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (247)	€ (482)
Bid/Offer [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(210)	(143)
Model Risk [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(8)	(11)
CVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(227)	(159)
DVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	252	(66)
CollVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	(9)	(8)
FVA [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Total Valuation Adjustments	€ (44)	€ (95)